Investments in Unconsolidated Joint Ventures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments in Unconsolidated Joint Ventures
Schedule of the entity's investments in unconsolidated joint ventures

		Percentage of Ownership
		September 30,	December 31,
Name of Joint Venture	Description	2013	2012
Pelican Landing Timeshares Ventures (“Pelican Landing”)	Multi-family timeshare units - Bonita Springs, Florida	51.0%	51.0%

Florida Home Finance Group LLC (“FHFG”)	Mortgage banking operations	—	49.9%

At December 31, 2012 and 2011, our investments in unconsolidated joint ventures consisted of the following:

Name of Joint Venture	Description	Percentage of Ownership
Pelican Landing Timeshares Ventures (Pelican Landing)	Multi-family timeshare units—Bonita Springs, Florida	51.0%
Florida Home Finance Group LLC (FHFG)	Mortgage banking operations	49.9%

Schedule of equity in earnings from unconsolidated joint ventures
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)

Equity in earnings (loss) from unconsolidated joint ventures	$—	$92	$(41)	$219

Summary of condensed combined financial information of the entity's unconsolidated joint ventures

	September 30,	December 31,
	2013	2012
	(in thousands)
Assets
Real estate investments	$5,018	$5,285
Other assets	6,448	10,535
Total assets	$11,466	$15,820

Liabilities and partners’ capital
Total liabilities	$797	$2,474
Capital - other partners	5,228	6,553
Capital - the Company	5,441	6,793
Total liabilities and partners’ capital	$11,466	$15,820

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)
Combined results of operations
Revenues	$438	$1,418	$1,722	$4,740

Net loss	$(477)	$(205)	$(1,356)	$(293)

	December 31,
	2012	2011
	(In Thousands)
Assets
Real estate investments	$5,285	$4,747
Other assets	10,535	14,930

Total assets	$15,820	$19,677

Liabilities and partners' capital
Total liabilities	$2,474	$5,868
Capital—other partners	6,553	6,780
Capital—the Company	6,793	7,029

Total liabilities and partners' capital	$15,820	$19,677

	Year Ended December 31,
	2012	2011
	(In Thousands)
Combined results of operations
Revenues	$5,967	$5,711

Net loss	$(630)	$(2,668)